Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) $ / ¥	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Summary of Significant Accounting Policies
Convenience translation rate | $ / ¥	6.3726
Term deposits | ¥	¥ 0		¥ 963,911
Impairment of long-term investment	¥ 17,850	$ 2,801	¥ 0	¥ 4,000